American Beacon TwentyFour Strategic Income Fund

Supplement dated May 9, 2025

to the Prospectus, Summary Prospectus, and Statement of Additional Information,

each dated November 1, 2024

Effective May 7, 2025, Pierre Beniguel of TwentyFour Asset Management (US) LP no longer serves as a portfolio manager for the American Beacon TwentyFour Strategic Income Fund (the “Fund”). Accordingly, effective as of May 7, 2025, all references to Mr. Beniguel in the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TFSI-20250509